Significant Accounting Policies - Advertising (Details) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Advertising Expense	$ 5.7	$ 2.1	$ 1.8